Condensed Consolidated Balance Sheets (Unaudited) - GBP (£) £ in Thousands	Dec. 31, 2020	Jun. 30, 2020
ASSETS - NON-CURRENT
Goodwill	£ 102,739	£ 56,885
Intangible assets	34,961	38,751
Property, plant and equipment	11,985	12,747
Lease right-of-use assets	46,836	51,134
Financial assets	639	639
Deferred tax assets	13,552	13,340
TOTAL	210,712	173,496
ASSETS - CURRENT
Trade and other receivables	91,527	82,614
Corporation tax receivable	2,611	2,922
Financial assets	577	584
Cash and cash equivalents	84,221	101,327
TOTAL	178,936	187,447
TOTAL ASSETS	389,648	360,943
LIABILITIES - CURRENT
Lease liabilities	12,150	11,132
Trade and other payables	63,121	58,599
Corporation tax payable	1,865	1,449
Contingent consideration	1,091	1,442
Deferred consideration	2,786	3,764
TOTAL	81,013	76,386
LIABILITIES - NON CURRENT
Lease liabilities	39,141	42,233
Deferred consideration	5,017	0
Deferred tax liabilities	5,497	5,861
Other liabilities	138	136
TOTAL	49,793	48,230
EQUITY
Share capital	1,110	1,099
Share premium	230	221
Merger relief reserve	25,527	25,527
Retained earnings	239,469	214,638
Other reserves	(7,308)	(3,817)
Investment in own shares	(186)	(1,341)
TOTAL	258,842	236,327
TOTAL LIABILITIES AND EQUITY	£ 389,648	£ 360,943